Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions

a)     The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Voyage revenues (i)(iii)(v)	16,347	(48)	37,141	9,619
Vessel operating recoveries (expenses) (ii)(v)	44	(2,976)	(5,223)	(12,898)
Time-charter hire expense (iii)	(5,336)	(1,690)	(14,007)	(1,690)
General and administrative expenses (iv)	(3,695)	(3,410)	(12,019)	(11,665)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary provided, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
Commencing in September 2018, the Partnership entered into an agreement with the MALT Joint Venture to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit (see Note 5b). The time-charter hire expense charged for the three and nine months ended September 30, 2019 were $5.3 million and $14.0 million, respectively ($1.7 million for the three and nine months ended September 30, 2018, respectively). In addition, commencing in May 2019, the Partnership entered into an agreement with a subsidiary of Teekay Corporation to charter the Magellan Spirit up to October 31, 2019.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
The Partnership has an operation and maintenance contract with the Bahrain LNG Joint Venture and had an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The contract with TMS was terminated in August 2019 and such services are currently managed by the

Partnership. The subcontractor fees from TMS for the three months and nine months ended September 30, 2019 of $nil and $2.0 million, respectively ($nil and $0.2 million for the three and nine months ended September 30, 2018, respectively), are included in vessel operating expenses in the Partnership's consolidated statements of income. Cost recoveries from the Bahrain LNG Joint Venture of $1.4 million and $4.4 million for the three and nine months ended September 30, 2019, respectively ($nil and $0.2 million for the three and nine months ended September 30, 2018, respectively), are included in voyage revenues in the Partnership's consolidated statements of income. In addition, commencing September 2018, the Partnership’s floating storage unit (or FSU), the Bahrain Spirit, commenced its 21-year charter contract with the Bahrain LNG Joint Venture.

b)    As at September 30, 2019 and December 31, 2018, non-interest-bearing advances to affiliates totaled $17.5 million and $8.2 million, respectively, and non-interest-bearing advances from affiliates totaled $8.9 million and $14.7 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Partnership.

c)    As described in Note 3a, the Partnership had an agreement with Teekay Corporation under which Teekay Corporation paid the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership paid Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation were settled annually (see Note 11). The time-charter contract was terminated in January 2019, upon which the charterer, which was also the owner, sold the vessel to a third party, which resulted in the agreement with Teekay Corporation ending concurrently.

d)    The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services related to certain LNG carrier newbuildings the Partnership has ordered. These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. For the three and nine months ended September 30, 2019, the Partnership incurred shipbuilding and site supervision costs of $1.8 million ($5.9 million and $12.8 million for the three and nine months ended September 30, 2018, respectively).